COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares
Commitments and Contingencies Disclosure [Abstract]
Paymemnt of legal fees	$ 32,200	¥ 231,866
Contingency liability | $			$ 32,200
Share price | $ / shares			$ 1.00